Rights of use of assets and lease liabilities (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Right-of-use assets	$ 171,382	$ 162,976
Non-current	171,382	162,976
Total	171,382	162,976	$ 148,926
Convention center
Statement [Line Items]
Right-of-use assets	5,044	5,911
Farmland [Member]
Statement [Line Items]
Right-of-use assets	143,242	138,376
Offices, shopping malls and other buildings [Member]
Statement [Line Items]
Right-of-use assets	18,367	13,511
Machinery and equipment [Member]
Statement [Line Items]
Right-of-use assets	$ 4,729	$ 5,178